                          CLASS A, B AND C SHARES OF

                       AIM GLOBAL TELECOMMUNICATIONS FUND

                         Supplement dated April 16, 1999
                     to the Prospectus dated March 1, 1999,


Effective April 16, 1999, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

         o David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1982.

         o Claude C. Cody IV, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

         o Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1989.

         o Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1986.

         o Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.

         o T. Bradley Conger, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1997. From 1993 to 1997, he was a member of the Goldman Sachs & Co. international equity sales team."


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                             ADVISOR CLASS SHARES OF

                       AIM GLOBAL TELECOMMUNICATIONS FUND

                         Supplement dated April 16, 1999
                     to the Prospectus dated March 1, 1999,


Effective April 16, 1999, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

         o David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1982.

         o Claude C. Cody IV, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

         o Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1989.

         o Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1986.

         o Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.

         o T. Bradley Conger, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1997. From 1993 to 1997, he was a member of the Goldman Sachs & Co. international equity sales team."